Oaktree Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

September 12, 2014

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Oaktree Funds File Nos.: 333-_____ and 811-_____

Dear Sir or Madam:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, filed with this letter is the registration statement for the Oaktree High Yield Bond Fund and Oaktree Emerging Markets Equity Fund, series of Oaktree Funds (the “Trust”).

The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Alia Vasquez at (414) 765-6620 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust

CC:          Barry Barbash, Esq., Willkie Farr & Gallagher LLP
James  Silk, Esq., Willkie Farr & Gallagher LLP
Joe Riley, Esq., Willkie Farr & Gallagher LLP
Elliot Gluck Esq., Willkie Farr & Gallagher LLP
Katie McGavin Esq., Willkie Farr & Gallagher LLP
Martin Boskovich, Esq., Oaktree Funds
Jamie Gowell, Esq., Oaktree Funds
Phillp McDermott, Esq., Oaktree Funds